Nature of Business and Organization - Schedule of Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2025
Ohmyhome (BVI) Limited [Member]
Schedule of Subsidiaries [Line Items]
Background		● A BVI company ● Incorporated on July 27, 2022
Ownership %		100.00%
Principal of activity		Investment holding
Ohmyhome (S) [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on June 12, 2015
Ownership %		100.00%
Principal of activity		Principally engaged in the provision of a one-stop-shop property platform for its customers
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023
Ownership %		100.00%
Principal of activity		Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore.
Ohmyhome Renovation Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on March 5, 2020
Ownership %		100.00%
Principal of activity		Principally engaged in design and build, project management for interior decoration projects for residential and commercial units.
Ohmyhome Insurance Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on March 5, 2020
Ownership %		100.00%
Principal of activity		Dormant
Cora.Pro Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on May 31, 2020
Ownership %		100.00%
Principal of activity		Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments.
DreamR Project Pte. Ltd. (formerly Ganze Pte. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5, 2023
Ownership %		100.00%
Principal of activity		Principally engaged in interior decoration projects of high-end residential and commercial units.
Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”) [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Malaysia company ● Incorporated on January 17, 2019
Ownership %		49.00%
Principal of activity		Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia
Ohmyhome Realtors Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Malaysia company ● Incorporated on January 17, 2019
Ownership %	[1]	49.00%
Principal of activity		Principally engaged in the provision of brokerage service for its customers
Ohmyhome Property Inc [Member]
Schedule of Subsidiaries [Line Items]
Background		● A Philippines company ● Incorporated on September 10, 2020 ● Acquired by Ohmyhome (BVI) on January 1, 2025
Ownership %		100.00%	100.00%
Principal of activity		Principally engaged in the provision of brokerage service for its customers

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.